Share-based payments	12 Months Ended
Oct. 31, 2023
Text Block [Abstract]
Share-based payments

Note 17	Share-based payments

We provide the following share-based compensation to certain employees and directors in the form of cash-settled or equity-settled awards.
Restricted share award plan
(1)
Under the RSA plan, share unit equivalents (RSA units) are granted to certain key employees on an annual basis or during the year as special grants. RSA grants are made in the form of cash-settled awards which generally vest and settle in cash either at the end of three years or one-third
annually beginning one year after the date of the grant. Dividend equivalents on RSA units are paid in cash or in the form of additional RSA units to the employees at the end of the vesting period or settlement date.
Grant date fair value of each cash-settled RSA unit granted is calculated based on the average closing price per common share on the Toronto Stock Exchange (TSX) for the 10 trading days prior to a date specified in the grant terms. Upon vesting, each RSA unit is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
During the year, 6,687,379 RSAs were granted at a weighted-average price of $63.78 (2022: 5,656,353 granted at a weighted-average price of $73.43) and the number of RSAs outstanding as at October 31, 2023 was 18,281,700 (2022: 17,022,399). Compensation expense in respect of RSAs, before the impact of hedging for changes in share price, totalled $224 million in 2023 (2022: $247 million). As at October 31, 2023, liabilities in respect of RSAs, which are included in Other liabilities, were $829 million (2022: $973 million).
Performance share unit plan
(1)
Under the PSU plan, awards are granted to certain key employees on an annual basis in December. PSU grants are made in the form of cash-settled awards which vest and settle in cash at the end of three years. Dividend equivalents on PSUs are provided in the form of additional PSUs.
The grant date fair value of each cash-settled PSU is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. The final number of PSUs that vest will range from 75% to 125% of the initial number awarded based on CIBC’s performance relative to the other major Canadian banks. Upon vesting, each PSU is settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the vesting date.
During the year, 1,842,253 PSUs were granted at a weighted-average price of $64.28 (2022: 1,652,812 granted at a weighted-average price of $73.77). As at October 31, 2023, the number of PSUs outstanding, before the impact of CIBC’s relative performance, was 5,762,949 (2022: 5,501,190). Compensation expense in respect of PSUs, before the impact of hedging for changes in share price, totalled $56 million in 2023 (2022: $90 million). As at October 31, 2023, liabilities in respect of PSUs, which are included in Other liabilities, were $277 million (2022: $341 million).

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

Exchangeable shares
As part of our acquisition of Wellington Financial in the first quarter of 2018, equity-settled awards in the form of exchangeable shares, which vested over a period of up to five years and had specific service and non-market
performance vesting conditions, were issued to selected employees. Employees received dividend equivalents in the form of additional common shares upon vesting. Compensation expense in respect of the exchangeable shares was based on the grant date fair value, adjusted for the impact of best estimates on the satisfaction of the service requirements and non-market
performance conditions. At the acquisition, each exchangeable share was granted at $123.99, and the number of exchangeable shares outstanding that were not vested as at October 31, 2023 was nil (2022: 100,907). The number of exchangeable shares outstanding were not impacted by the two-for-one
share split of CIBC common shares that was effective at the close of business on May 13, 2022; however, employees received additional common shares upon exchange to reflect the share split. Compensation expense in respect of exchangeable shares totalled $1 million in 2023 (2022: $3 million).
Deferred share unit plan/deferred compensation plan
(1)
Under the DSU plan and DCP plan, certain employees can elect to receive DSUs in exchange for cash compensation that they would otherwise be entitled to. In addition, certain key employees are granted DSUs during the year as special grants. DSUs are generally fully vested upon grant or vest in accordance with the vesting schedule defined in the grant agreement and settle in cash on a date within the period specified in the plan terms. Employees receive dividend equivalents in the form of additional DSUs.
Grant date fair value of each cash settled DSU that is not granted under the DCP is calculated based on the average closing price per common share on the TSX for the 10 trading days prior to a date specified in the grant terms. These DSUs are settled in cash based on the average closing price per common share on the TSX for the 10 trading days prior to the payout date and after the employee’s termination of employment. The grant date fair value for DCP grants is based on the closing stock price on the New York Stock Exchange (NYSE) on the last day of the calendar quarter. Upon distribution, each DSU is settled in cash based on the average closing price per common share on the NYSE for the 10 trading days prior to the date of the distribution.
During the year, 310,647 DSUs were granted at a weighted-average price of $64.15 (2022: 315,545 granted at a weighted-average price of $73.54) and the number of DSUs outstanding as at October 31, 2023 was 2,048,785 (2022: 2,079,118). Compensation expense in respect of DSUs, before the impact of hedging for changes in share price, totalled (
$
5) million in 2023 (2022: $2 million). As at October 31, 2023, liabilities in respect of DSUs, which are included in Other liabilities, were $135 million (2022: $147 million).

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

Directors’ plans
Each director who is not an officer or employee of CIBC may elect to receive: 1) the annual equity retainer as either DSUs or common shares, under the Director DSU/Common Share Election Plan and 2) all or a portion of their remuneration in the form of cash, common shares or DSUs under the
Non-Officer
Director Share Plan.
The value of DSUs credited to a director is payable when he or she is no longer a director or employee of CIBC or of an affiliate of CIBC, and for directors subject to section 409A of the U.S. Internal Revenue Code of 1986, as amended, the director is not providing any services to CIBC or any member of its controlled group as an independent contractor. In addition, under the Director DSU/Common Share Election Plan, the value of DSUs is payable only if the director is not related to, or affiliated with, CIBC as defined in the
Income Tax Act
(Canada).
Other
non-interest
expense in respect of the DSU components, before the impact of hedging for changes in share price of these plans, totalled ($1) million in 2023 (2022: ($4) million). As at October 31, 2023, liabilities in respect of DSUs, which are included in Other liabilities, were $15 million (2022: $26 million).
Stock option plans
Under the ESOP, stock options are periodically granted to certain key employees. Options provide the employee with the right to purchase common shares from CIBC at a fixed price not less than the closing price of the shares on the trading day immediately preceding the grant date. In general, the options vest by the end of the fourth year and expire 10 years from the grant date.
The following tables summarize the activities of the stock options and provide additional details related to stock options outstanding and vested.

As at or for the year ended October 31		2023		2022
	Number of stock options (1)	Weighted- average exercise price (1)(2)	Number of stock options (1)	Weighted- average exercise price (1)
Outstanding at beginning of year	11,438,024	$57.73	10,295,854	$53.34
Granted	3,490,610	59.39	2,565,310	70.05
Exercised (3)	(212,090)	27.20	(1,362,340)	48.42
Forfeited	(28,465)	62.09	(60,800)	56.08
Cancelled/expired	–	–	–	–
Outstanding at end of year	14,688,079	$58.47	11,438,024	$57.73
Exercisable at end of year	5,807,176	$54.42	4,381,128	$53.03
Available for grant	10,679,377		14,141,522
Reserved for future issue	25,367,456		25,579,546

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. The number of stock options and the weighted-average exercise price have been adjusted to reflect the Share Split such that the value of the outstanding and vested stock options to the employees was not impacted by the Share Split.

(2)
For foreign currency-denominated options granted and exercised during the year, the weighted-average exercise prices are translated using exchange rates as at the grant date and settlement date, respectively. The weighted-average exercise price of outstanding balances as at October 31, 2023 reflects the conversion of foreign currency-denominated options at the year-end
exchange rate.

(3)	The weighted-average share price at the date of exercise was $59.49 (2022: $76.35).

As at October 31, 2023	Stock options outstanding (1)			Stock options vested (1)
Range of exercise prices	Number outstanding	Weighted- average contractual life remaining	Weighted- average exercise price	Number outstanding	Weighted- average exercise price
$ 1 .0 0 – $30.00	20,928	0.33	$25.60	20,928	$25.60
$30.01 – $40.00	169,312	1.86	31.70	169,312	31.70
$40.01 – $50.00	678,030	1.44	47.71	678,030	47.71
$50.01 – $60.00	10,087,139	6.72	56.61	3,759,480	55.05
$60.01 – $70.00	1,179,426	4.12	60.01	1,179,426	60.01
$70.01 – $80.00	2,553,244	8.10	70.05	–	70.05
	14,688,079	6.44	$58.47	5,807,176	$54.42
The fair value of options granted during the year was measured at the grant date using the Black-Scholes option pricing model. Model assumptions are based on observable market data for the risk-free interest rate and dividend yield, contractual terms for the exercise price, and historical experience for expected life. Volatility assumptions are best estimates of market implied volatility matching the exercise price and expected life of the options.
The following weighted-average assumptions were used as inputs into the Black-Scholes option pricing model to determine the fair value of options on the date of grant:

For the year ended October 31	2023	2022
Weighted-average assumptions
Risk-free interest rate	3.27%	1.84%
Expected dividend yield	6.84%	5.80%
Expected share price volatility	19.86%	18.03%
Expected life	6 years	6 years
Share price/exercise price (1)	$59.39	$70.05
For 2023, the weighted-average
(1)
grant date fair value of options was $4.41 (2022: $4.68).
Compensation expense in respect of stock options totalled $12 million in 2023 (2022: $21 million).

(1)
On April 7, 2022, CIBC shareholders approved a
two-for-one
share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.

Employee share purchase plan
Under our Canadian ESPP, qualifying employees can choose each year to have any portion of their eligible earnings withheld to purchase common shares. We match 50% of the employee contribution amount, up to a maximum contribution of 3% of eligible earnings, subject to a ceiling of $2,250 annually. CIBC contributions vest after employees have two years of continuous participation in the plan, and all subsequent contributions vest immediately. Similar programs exist in other regions globally, where each year qualifying employees can choose to have a portion of their eligible earnings withheld to purchase common shares and receive a matching employer contribution subject to each plan’s provisions. Employee contributions to our ESPP are used to purchase common shares from Treasury. CIBC FirstCaribbean operates an ESPP locally, in which contributions are used by the plan trustee to purchase CIBC FirstCaribbean common shares in the open market.
Our contributions are expensed as incurred and totalled $60 million in 2023 (2022: $57 million).